35. Financial Instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		R$ 5,019,051
Interest rate risk and monetary variation, projected scenario, probable	R$ 222,781
Interest rate risk and monetary variation, projected scenario 1	167,086
Interest rate risk and monetary variation, projected scenario 2	111,393
Financial assets at fair value through profit or loss | Bonds and securities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		344,296
Interest rate risk and monetary variation, projected scenario, probable	24,100
Interest rate risk and monetary variation, projected scenario 1	18,075
Interest rate risk and monetary variation, projected scenario 2	12,052
Financial assets at fair value through profit or loss | Collaterals and escrow accounts
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		203
Interest rate risk and monetary variation, projected scenario, probable	13
Interest rate risk and monetary variation, projected scenario 1	10
Interest rate risk and monetary variation, projected scenario 2	7
Financial assets at fair value through profit or loss | CRC Transferred to the State Government of Paraná
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		1,445,042
Interest rate risk and monetary variation, projected scenario, probable	58,380
Interest rate risk and monetary variation, projected scenario 1	43,785
Interest rate risk and monetary variation, projected scenario 2	29,190
Financial assets at fair value through profit or loss | Sectorial financial assets
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		678,819
Interest rate risk and monetary variation, projected scenario, probable	44,123
Interest rate risk and monetary variation, projected scenario 1	33,092
Interest rate risk and monetary variation, projected scenario 2	22,062
Financial assets at fair value through profit or loss | Accounts receivable related to the concession
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		2,484,880
Interest rate risk and monetary variation, projected scenario, probable	96,165
Interest rate risk and monetary variation, projected scenario 1	72,124
Interest rate risk and monetary variation, projected scenario 2	48,082
Financial assets at fair value through profit or loss | Accounts receivable related to the concession compensation
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		65,811
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial assets at fair value through profit or loss | State of Paraná - Government Programs
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		0
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial liabilities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(12,775,125)
Interest rate risk and monetary variation, projected scenario, probable	(774,063)
Interest rate risk and monetary variation, projected scenario 1	(967,578)
Interest rate risk and monetary variation, projected scenario 2	(1,161,094)
Financial liabilities | Loans and financing Banco do Brasil
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(838,657)
Interest rate risk and monetary variation, projected scenario, probable	(54,513)
Interest rate risk and monetary variation, projected scenario 1	(68,141)
Interest rate risk and monetary variation, projected scenario 2	(81,769)
Financial liabilities | Loans and financing BNDES
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(2,137,966)
Interest rate risk and monetary variation, projected scenario, probable	(138,968)
Interest rate risk and monetary variation, projected scenario 1	(173,710)
Interest rate risk and monetary variation, projected scenario 2	(208,452)
Financial liabilities | Loans and financing BNDES
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(11,992)
Interest rate risk and monetary variation, projected scenario, probable	(464)
Interest rate risk and monetary variation, projected scenario 1	(580)
Interest rate risk and monetary variation, projected scenario 2	(696)
Financial liabilities | Loans and financing Promissory notes
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(571,822)
Interest rate risk and monetary variation, projected scenario, probable	(37,168)
Interest rate risk and monetary variation, projected scenario 1	(46,461)
Interest rate risk and monetary variation, projected scenario 2	(55,753)
Financial liabilities | Loans and financing Banco do Brasil - Distribution of Funds from BNDES
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(107,324)
Interest rate risk and monetary variation, projected scenario, probable	(6,976)
Interest rate risk and monetary variation, projected scenario 1	(8,720)
Interest rate risk and monetary variation, projected scenario 2	(10,464)
Financial liabilities | Loans and financing Caixa Econômica Federal
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(496)
Interest rate risk and monetary variation, projected scenario, probable	(32)
Interest rate risk and monetary variation, projected scenario 1	(40)
Interest rate risk and monetary variation, projected scenario 2	(48)
Financial liabilities | Other
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(274,299)
Interest rate risk and monetary variation, projected scenario, probable	0
Interest rate risk and monetary variation, projected scenario 1	0
Interest rate risk and monetary variation, projected scenario 2	0
Financial liabilities | Debentures
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(6,535,759)
Interest rate risk and monetary variation, projected scenario, probable	(424,824)
Interest rate risk and monetary variation, projected scenario 1	(531,030)
Interest rate risk and monetary variation, projected scenario 2	(637,237)
Financial liabilities | Debentures
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(845,156)
Interest rate risk and monetary variation, projected scenario, probable	(32,708)
Interest rate risk and monetary variation, projected scenario 1	(40,884)
Interest rate risk and monetary variation, projected scenario 2	(49,061)
Financial liabilities | Debentures
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(137,216)
Interest rate risk and monetary variation, projected scenario, probable	(8,919)
Interest rate risk and monetary variation, projected scenario 1	(11,149)
Interest rate risk and monetary variation, projected scenario 2	(13,378)
Financial liabilities | Suppliers - renegotiation of gas
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(28,670)
Interest rate risk and monetary variation, projected scenario, probable	(1,118)
Interest rate risk and monetary variation, projected scenario 1	(1,398)
Interest rate risk and monetary variation, projected scenario 2	(1,677)
Financial liabilities | Sectorial financial liabilities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(96,531)
Interest rate risk and monetary variation, projected scenario, probable	(6,275)
Interest rate risk and monetary variation, projected scenario 1	(7,843)
Interest rate risk and monetary variation, projected scenario 2	(9,412)
Financial liabilities | Ordinary financing of taxes with the federal tax authorities
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(86,632)
Interest rate risk and monetary variation, projected scenario, probable	(5,631)
Interest rate risk and monetary variation, projected scenario 1	(7,039)
Interest rate risk and monetary variation, projected scenario 2	(8,447)
Financial liabilities | Pert
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(518,442)
Interest rate risk and monetary variation, projected scenario, probable	(33,699)
Interest rate risk and monetary variation, projected scenario 1	(42,123)
Interest rate risk and monetary variation, projected scenario 2	(50,548)
Financial liabilities | Payable related to concession
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		(536,131)
Interest rate risk and monetary variation, projected scenario, probable	(20,909)
Interest rate risk and monetary variation, projected scenario 1	(26,136)
Interest rate risk and monetary variation, projected scenario 2	(31,364)
Financial liabilities | Payable related to concession
DisclosureOfInterestRateRiskAndMonetaryVariationLineItems [Line Items]
Interest rate risk and monetary variation, baseline		R$ (48,032)
Interest rate risk and monetary variation, projected scenario, probable	(1,859)
Interest rate risk and monetary variation, projected scenario 1	(2,324)
Interest rate risk and monetary variation, projected scenario 2	R$ (2,788)